Basis of Preparation - Cash Flow Reconciliation (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of Detailed Information About Investment Property [line items]
Amortization	$ 51	$ 1,020	$ 1,062	[2]	$ 998
Amortization prepaid expenses	29	577	638	[2]	626
Other tax	159	3,162	404	[2]	6
Income taxes paid	(251)	(4,990)	(5,210)	[2]	(6,188)
Acquisitions of intangible assets	(15)	(289)	(698)	[2]	(674)
Other non-current assets	$ (16)	$ (325)	(711)	[2]	(681)
Previously Reported
Disclosure of Detailed Information About Investment Property [line items]
Amortization			1,700		1,624
Income taxes paid			(4,806)		(6,182)
Acquisitions of intangible assets			(1,421)		(1,373)
Other non-current assets			$ (12)		$ (18)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18